Other Information - Schedule of Sustainable Financing (Details) - Sustainable financing € in Millions	Dec. 31, 2022 EUR (€)
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 15,956.0
Total carrying amount	2,842.0
Senior Green Bond of Telefonica Emisiones
Disclosure of detailed information about borrowings [line items]
Total carrying amount	1,000.0
Senior Sustainable Bond of Telefonica Emisiones
Disclosure of detailed information about borrowings [line items]
Total carrying amount	1,000.0
Sustainability Linked Bonds of Telefonica Brazil
Disclosure of detailed information about borrowings [line items]
Total carrying amount	628.0
Sustainability Linked Facilities of Colombia Telecomunicaciones
Disclosure of detailed information about borrowings [line items]
Total carrying amount	214.0
Undated Deeply Subordinated Securities Hybrid Instruments
Disclosure of detailed information about borrowings [line items]
Borrowings	3,000.0
Credit Facilities
Disclosure of detailed information about borrowings [line items]
Borrowings	10,114.0
Sustainability Linked Facility of Telefonica S.A.
Disclosure of detailed information about borrowings [line items]
Borrowings	5,500.0
Sustainability Linked Facility of Telefonica Germany
Disclosure of detailed information about borrowings [line items]
Borrowings	750.0
Sustainability Linked Bilateral Facilities
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 3,864.0